UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                      as of February 28, 2018 (Unaudited)

Deutsche MLP & Energy Infrastructure Fund

	Shares	Value ($)
Master Limited Partnerships 96.0%
Commodity Gathering & Processing 5.0%
DCP Midstream LP	22,000	788,480
Crude Oil & Refined Products 25.4%
Buckeye Partners LP	13,047	584,505
Fairway Energy LP (Units), 144A* (a)	10,000	75,037
Magellan Midstream Partners LP	11,653	727,846
MPLX LP	46,741	1,613,967
NuStar Energy LP	25,790	565,833
NuStar GP Holdings LLC	4,900	57,085
Shell Midstream Partners LP	14,385	345,959
		3,970,232
Diversified Midstream 52.5%
Andeavor Logistics LP	17,650	820,372
Enbridge Energy Partners LP	57,320	717,073
Energy Transfer Equity LP	27,580	427,490
Energy Transfer Partners LP	84,893	1,545,902
Enterprise Products Partners LP	61,415	1,561,169
Plains All American Pipeline LP	79,761	1,682,957
Williams Partners LP	40,157	1,455,290
		8,210,253
Fee-based Gathering & Processing 9.4%
Antero Midstream Partners LP	11,420	298,176
Enable Midstream Partners LP	20,120	278,863
EnLink Midstream Partners LP	10,100	147,460
Rice Midstream Partners LP	14,530	276,216
Western Gas Partners LP	10,060	468,293
		1,469,008
Natural Gas Pipelines & Storage 3.7%
EQT Midstream Partners LP	6,810	418,951
TC PipeLines LP	3,220	158,199
		577,150
Total Master Limited Partnerships (Cost $15,884,939)		15,015,123
Common Stocks 3.4%
Commodity Gathering & Processing 1.9%
Targa Resources Corp.	6,850	305,852
Diversified Midstream 1.5%
Kinder Morgan, Inc.	14,370	232,794
Total Common Stocks (Cost $555,937)		538,646
Cash Equivalents 0.5%
Deutsche Central Cash Management Government Fund, 1.41% (b) (Cost $74,425)	74,425	74,425
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $16,515,301)	99.9	15,628,194
Other Assets and Liabilities, Net	0.1	13,369
Net Assets	100.0	15,641,563

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended February 28, 2018 is as follows:

Value ($) at 11/30/2017	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gains Distri- butions ($)	Number of shares at 2/28/2018	Value ($) at 2/28/2018
Cash Equivalents 0.5% Deutsche Central Cash Management Government Fund, 1.41% (b)
285,374	4,619,271	4,830,220	—	—	882	—	74,425	74,425

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Master Limited Partnerships (c)	$14,940,086	$—	$75,037	$15,015,123
Common Stocks (c)	538,646	—	—	538,646
Short-Term Investments	74,425	—	—	74,425
Total	$15,553,157	$—	$75,037	$15,628,194

There have been no transfers between fair value measurement levels during the period ended February 28, 2018.
(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche MLP & Energy Infrastructure Fund, a series of Deutsche Securities Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	April 20, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2018